Provisions and Other Liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 604
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	610
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	644
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	607
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	635
More than 5 years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	3,434
France [member] | Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	92
France [member] | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	95
France [member] | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	116
France [member] | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	66
France [member] | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	84
France [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	550
Germany [member] | Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	189
Germany [member] | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	195
Germany [member] | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	200
Germany [member] | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	205
Germany [member] | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	210
Germany [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	1,063
US [member] | Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	149
US [member] | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	145
US [member] | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	148
US [member] | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	149
US [member] | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	144
US [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	732
UK [member] | Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	117
UK [member] | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	120
UK [member] | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	124
UK [member] | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	128
UK [member] | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	132
UK [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	726
Other countries [member] | Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	57
Other countries [member] | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	55
Other countries [member] | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	56
Other countries [member] | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	59
Other countries [member] | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	65
Other countries [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 363